SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SCHEDULE OF EXPENSES TO OFFICERS

For the years ended December 31, 2023, and 2022, the Company recorded expenses to its officers in the following amounts:

	Year ended December 31,
	2023	2022
CEO, parent	$960,000	$840,000
CEO, parent-bonus	-	250,000
Total	$960,000	$1,090,000

SCHEDULE OF PROVISION FOR INCOME TAXES

A reconciliation of the provision for income taxes determined at the U.S. statutory rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2023	2022
Pre-tax income (loss)	$(7,369,681)	$6,025,812
U.S. federal corporate income tax rate	21%	21%
Expected U.S. income tax (credit)	(1,547,633)	1,265,421
Permanent differences	315,938	(2,756,788)
Change of valuation allowance	1,231,695	1,491,367
Effective tax expense	$—	$—

SCHEDULE OF DEFERRED TAX ASSETS

The Company had deferred tax assets as follows:

	December 31, 2023	December 31, 2022
Net operating losses carried forward	$4,932,713	$3,701,018
Less: Valuation allowance	(4,932,713)	(3,701,018)
Net deferred tax assets	$—	$—